Financial instruments	12 Months Ended
Dec. 31, 2021
Financial instruments
Financial Instruments

20. Financial instruments

a) Non-derivative financial instruments:

The Company’s non-derivative financial instruments consist of cash and cash equivalents, short-term investments, accounts receivable, deposits, accounts payables and accrued liabilities, long-term debt and lease obligations. The carrying value of these financial instruments, excluding leases, approximates their fair values due to their short terms to maturity.

Credit Risk

Credit risk arises from the potential that the Company may incur a loss if counterparty to a financial instrument fails to meet its obligation in accordance with agreed terms. The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments and accounts receivable. The carrying value of cash and cash equivalents, short-term investments, and accounts receivable reflects management’s assessment of credit risk. At December 31, 2021, cash and cash equivalents and short-term investments included balances in bank accounts, term deposits and guaranteed investment certificates, placed with financial institutions with investment grade credit ratings. The majority of the Company’s accounts receivable relate to sales to one customer in the African region and is exposed to foreign country credit risks. The Company manages this credit risk by requiring advance payments before entering into certain contract milestones and when possible accounts receivable insurance.

Foreign Exchange Risk

The Company is exposed to foreign exchange risk in relation to its holding of significant US$ balances in cash and cash equivalents, short-term investments, accounts receivable, deposits, accounts payables, accrued liabilities, and lease obligations, and entering into United States dollar revenue contracts. The Company does not currently enter into hedging contracts, but to mitigate exposure to fluctuations in foreign exchange the Company uses strategies to reduce the volatility of United States Dollar assets including converting excess United States dollars to Canadian dollars. As at December 31, 2021, the Company held net U.S. dollar assets totaling US$1,177,291. Accordingly, a hypothetical 10% change in the value of one United States dollar expressed in Canadian dollars as at December 31, 2021 would have had an approximately $150,039 effect on the unrealized foreign exchange gain or loss for the period.

b) Derivative financial instruments

As at December 31, 2021 and 2020, the Company held no derivative financial instruments.